Related party transactions (Details 4) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revolving credit facility	$ 8,622	$ 0
Seller’s credit note	34,383	47,000
Revolving credit and seller’s credit due to owners and affiliates	$ 43,005	$ 47,000